Elizabeth L. Belanger

+1.212.309.6353

elizabeth.belanger@morganlewis.com

August 27, 2021

VIA EDGAR

Filing Room

U.S. Securities and Exchange Commission

100 F Street, NE

Washington, DC 20549

Re:	Penn Mutual Variable Annuity Account III
The Penn Mutual Life Insurance Company
Post-Effective Amendment No. 12 to the Registration Statement on Form N-4
(File Nos. 333-177543; 811-03457)

Ladies and Gentlemen:

On behalf of our client, The Penn Mutual Life Insurance Company (the “Company”), and its separate account, Penn Mutual Variable Annuity Account III (the “Registrant”), enclosed for filing under the Securities Act of 1933, as amended (the “1933 Act”) and the Investment Company Act of 1940, as amended, is Post-Effective Amendment No. 12 to the Registrant’s registration statement on Form N-4, together with all exhibits thereto (the “Amendment”). The purpose of the Amendment is to add the Guaranteed Minimum Accumulation Benefit II Rider to the Smart Foundation Variable Annuity contract.

Should you have any questions regarding the Amendment, please do not hesitate to contact me at (212) 309-6353.

Sincerely,

/s/ Elizabeth L. Belanger

Elizabeth L. Belanger

cc: John Heiple

Christopher D. Menconi